Payments, by Category - 12 months ended Dec. 31, 2023 - ARS ($)	Total	GAS TRANSPORTER OF THE SOUTH INC. [Member]
Payments:
Taxes	$ 31,211,888,000	$ 31,211,888,000
Total Payments	$ 31,211,888,000	$ 31,211,888,000